Purchases and other expenses - Restructuring costs - Components - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€)
Disclosure of subsidiaries [line items]
Restructuring costs	€ 456	€ 125	€ 331
SPAIN
Disclosure of subsidiaries [line items]
Restructuring costs			155
Restructuring provision [member]
Disclosure of subsidiaries [line items]
Restructuring provision	477	€ 162	€ 185	€ 117
Orange Bank [member]
Disclosure of subsidiaries [line items]
Restructuring provision	€ 122
Number of people to depart | item	600
Restructuring costs	€ 122
Orange Business [Member]
Disclosure of subsidiaries [line items]
Restructuring provision	180
Costs related to discontinuation of commercialization of products and services	35
Restructuring costs	173
Orange Business [Member] | FRANCE
Disclosure of subsidiaries [line items]
Restructuring provision	€ 141
Number of people to depart | item	650
Number of products and services | item	150
Restructuring costs	€ 176
Orange Business, France [Member] | FRANCE
Disclosure of subsidiaries [line items]
Restructuring costs	€ 134
Orange Polska [Member]
Disclosure of subsidiaries [line items]
Number of people to depart | item			1,400
Orange Espagne [Members]
Disclosure of subsidiaries [line items]
Number of people to depart | item			400
Equant
Disclosure of subsidiaries [line items]
Number of people to depart | item		300
Restructuring costs		€ 30